Balance Sheets - Non-financial Services and Financial Services Businesses (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	¥ 2,041,170	¥ 1,718,297	¥ 1,679,200	¥ 2,080,709
Marketable securities	2,046,877	1,445,663
Inventories	1,894,704	1,715,786
Prepaid expenses and other current assets	672,014	527,034
Total current assets	15,717,706	13,784,890
Noncurrent finance receivables, net	8,102,294	6,943,766
Investments and other assets	9,976,175	7,903,422
Property, plant and equipment	7,641,298	6,851,239	6,235,380
Total assets	41,437,473	35,483,317	30,650,965
Current liabilities
Short-term borrowings	4,830,820	4,089,528
Current portion of long-term debt	2,949,663	2,704,428
Accounts payable	2,213,218	2,113,778
Accrued expenses	2,313,160	2,185,537
Income taxes payable	594,829	156,266
Other current liabilities	933,569	941,918
Total current liabilities	14,680,685	12,912,520
Long-term liabilities
Long-term debt	8,546,910	7,337,824
Accrued pension and severance costs	767,618	766,112
Other long-term liabilities	411,427	308,078
Total long-term liabilities	11,537,801	9,797,941
Total liabilities	26,218,486	22,710,461
Total Toyota Motor Corporation Shareholders' equity	14,469,148	12,148,035
Noncontrolling interests	749,839	624,821
Total shareholders' equity	15,218,987	12,772,856	11,066,478	10,920,024
Total liabilities and shareholders' equity	41,437,473	35,483,317
Non Financial Services Businesses
Current assets
Cash and cash equivalents	1,411,860	1,107,409	1,104,636	1,300,553
Marketable securities	1,770,142	1,204,447
Trade accounts and notes receivable, less allowance for doubtful accounts	2,102,495	2,033,831
Inventories	1,894,536	1,715,634
Prepaid expenses and other current assets	1,689,497	1,597,514
Total current assets	8,868,530	7,658,835
Investments and other assets	9,524,349	7,462,767
Property, plant and equipment	4,886,194	4,741,357
Total assets	23,279,073	19,862,959
Current liabilities
Short-term borrowings	587,809	576,685
Current portion of long-term debt	131,215	185,582
Accounts payable	2,180,190	2,092,722
Accrued expenses	2,218,495	2,092,102
Income taxes payable	583,115	140,935
Other current liabilities	1,283,730	1,186,870
Total current liabilities	6,984,554	6,274,896
Long-term liabilities
Long-term debt	526,498	521,428
Accrued pension and severance costs	756,229	754,360
Other long-term liabilities	1,506,806	969,668
Total long-term liabilities	2,789,533	2,245,456
Total liabilities	9,774,087	8,520,352
Financial Services Business
Current assets
Cash and cash equivalents	629,310	610,888	574,564	780,156
Marketable securities	276,735	241,216
Finance receivables, net	5,628,934	5,117,660
Prepaid expenses and other current assets	903,022	693,036
Total current assets	7,438,001	6,662,800
Noncurrent finance receivables, net	8,102,294	6,943,766
Investments and other assets	648,188	515,025
Property, plant and equipment	2,755,104	2,109,882
Total assets	18,943,587	16,231,473
Current liabilities
Short-term borrowings	4,610,449	3,861,699
Current portion of long-term debt	2,834,445	2,538,249
Accounts payable	45,687	37,655
Accrued expenses	108,953	105,901
Income taxes payable	11,714	15,331
Other current liabilities	685,278	632,025
Total current liabilities	8,296,526	7,190,860
Long-term liabilities
Long-term debt	8,084,565	6,876,849
Accrued pension and severance costs	11,389	11,752
Other long-term liabilities	840,218	724,337
Total long-term liabilities	8,936,172	7,612,938
Total liabilities	17,232,698	14,803,798
Segment Reconciling Items
Current assets
Total assets	(785,187)	(611,115)
Long-term liabilities
Total liabilities	¥ (788,299)	¥ (613,689)